Unaudited Condensed Consolidated Statements of Cash Flows - GBP (£) £ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Cash flows from operating activities
Loss for the period	£ (9,761)	£ (3,966)
Adjustments for:
Income tax credit	(1,702)	(1,310)
Amortization and depreciation	222	217
Finance income	(24)	(144)
Interest expense on lease liabilities	6
Share-based payments	1,795	856
Net foreign exchange losses (gains)	664	(2,164)
Cash flows from (used in) operations before changes in working capital	(8,800)	(6,511)
Movements in working capital:
(Increase) decrease in prepayments, accrued income and other receivables	(191)	423
Increase in trade payables	1,285	44
Decrease in payroll taxes, social security and accrued expenditure	(368)	(165)
Movements in working capital	726	302
Cash used in operations	(8,074)	(6,209)
Net income tax received
Net cash used in operating activities	(8,074)	(6,209)
Cash flows from investing activities
Interest received	24	187
Payments for property, plant and equipment	(4)	(10)
Payments for intangible assets	(138)	(398)
Net cash used in investing activities	(118)	(221)
Cash flows from financing activities
Payments for lease liabilities	(74)	(73)
Proceeds from issue of share capital	198
Net cash from (used in) financing activities	124	(73)
Net decrease in cash and cash equivalents	(8,068)	(6,503)
Cash and cash equivalents at beginning of period	87,356	51,962
Effect of exchange rate changes on cash and cash equivalents	(663)	2,141
Cash and cash equivalents at end of period	£ 78,625	£ 47,600